ORGANIZATION (Schedule of Variable Interest Entity) (Details)	12 Months Ended
Dec. 31, 2020
BVI [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Feb. 09, 2011
Place of establishment	British Virgin Islands
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500wan HK [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Mar. 08, 2011
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
500.com USA [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 21, 2014
Place of establishment	USA
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
E-Sun Sky Computer [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 18, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
Principal activities	Software Service
E-Sun Network [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 07, 1999
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Youlanguang Technology [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Guangtiandi Technology [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 16, 2008
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
E-Sun Sky Network [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 22, 2006
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Lhasa Yicai [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 17, 2014
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Shenzhen Yicai [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 21, 2015
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Lottery Service
Shenzhen Kaisheng [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 24, 2016
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Online Spot Commodity Trading Services
500.com Nihon Co.,Ltd. [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jul. 27, 2017
Place of establishment	Japan
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
The Multi Group Ltd "The Multi Group" or "TMG" [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jun. 26, 2015
Place of establishment	Malta
Percentage of ownership by the Company	100.00%
Principal activities	Investment Holding
Multi Warehouse Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Dec. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Multi Brand Gaming Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Oct. 03, 2014
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Multilotto UK Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Lotto Warehouse Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Sep. 01, 2016
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Wasp Media Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 12, 2016
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Round Spot Services Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 06, 2015
Place of establishment	Cyprus
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Multi Pay N.V [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Aug. 25, 2011
Place of establishment	Curacao
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Oddson Europe Ltd [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	Jan. 10, 2018
Place of establishment	Malta
Percentage of ownership by the Company	93.00%
Principal activities	Online Gaming
Hainan Jingli [Member] | VIE [Member]
Variable Interest Entity And Subsidiaries [Line Items]
Date of establishment	May 03, 2018
Place of establishment	PRC
Percentage of ownership by the Company	0.00%
Principal activities	Software Service